EXPLORATION AND EVALUATION ASSETS - Disclosure of detailed information about exploration and evaluation expenditures (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Exploration and evaluation assets, beginning of period	$ 66,348,061	$ 53,748,013
Claims maintenance	26,038	22,270
Engineering	3,619,508	3,180,020
Exploration and camp support	8,698,630	7,648,920
Permitting	8,176,200	1,326,058
Salary and wages	1,304,283	281,452
Share-based payments	989,158	141,328
Exploration and evaluation assets, end of period	$ 89,161,878	$ 66,348,061